UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     January 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $119,180 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8381   149266 SH       SOLE                   148086        0     1410
ADOBE SYS INC                  COM              00724F101     2470    57805 SH       SOLE                    57535        0      270
ALCON INC                      COM SHS          H01301102      737     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     2968    57055 SH       SOLE                    23460        0    33595
AUTOMATIC DATA PROCESSING IN   COM              053015103      297     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     2454    29365 SH       SOLE                    29100        0      265
BED BATH & BEYOND INC          COM              075896100     2138    72731 SH       SOLE                    72266        0      565
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     4968    91790 SH       SOLE                    90995        0      920
CISCO SYS INC                  COM              17275R102     8510   314388 SH       SOLE                   280423        0    34390
CITIGROUP INC                  COM              172967101      360    12245 SH       SOLE                        0        0    12245
DANAHER CORP DEL               COM              235851102     4890    55735 SH       SOLE                    55330        0      445
DELL INC                       COM              24702R101     1376    56138 SH       SOLE                    55723        0      415
EXXON MOBIL CORP               COM              30231G102     1088    11616 SH       SOLE                        0        0    11616
GENERAL ELECTRIC CO            COM              369604103     1095    29550 SH       SOLE                        0        0    29550
GILEAD SCIENCES INC            COM              375558103      352     7650 SH       SOLE                        0        0     7650
ISHARES TR                     DJ US INDUSTRL   464287754      432     5935 SH       SOLE                     5935        0        0
ISHARES TR                     S&P500 GRW       464287309     2777    39765 SH       SOLE                    38495        0     1270
ISHARES TR                     S&P 500 INDEX    464287200      318     2170 SH       SOLE                     2170        0        0
JOHNSON & JOHNSON              COM              478160104     7687   115250 SH       SOLE                   114270        0     1190
MCGRAW HILL COS INC            COM              580645109     1571    35860 SH       SOLE                    35635        0      225
MORGAN STANLEY                 COM NEW          617446448      241     4540 SH       SOLE                        0        0     4540
NOKIA CORP                     SPONSORED ADR    654902204     6270   163325 SH       SOLE                   129490        0    34020
NOVO-NORDISK A S               ADR              670100205     5319    82015 SH       SOLE                    81385        0      740
ORACLE CORP                    COM              68389X105     4151   183855 SH       SOLE                   180725        0     3130
PAYCHEX INC                    COM              704326107     3976   109775 SH       SOLE                    92730        0    17385
PEPSICO INC                    COM              713448108    10006   131836 SH       SOLE                   121571        0    10455
PFIZER INC                     COM              717081103      431    18970 SH       SOLE                      400        0    18570
PROCTER & GAMBLE CO            COM              742718109      871    11867 SH       SOLE                     1325        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     4644    90970 SH       SOLE                    84040        0     7045
SPDR TR                        UNIT SER 1       78462F103      902     6166 SH       SOLE                     6166        0        0
STAPLES INC                    COM              855030102     4992   216385 SH       SOLE                   200405        0    16300
STRYKER CORP                   COM              863667101     3325    44505 SH       SOLE                    44090        0      415
SUNCOR ENERGY INC              COM              867229106     2444    22480 SH       SOLE                    22325        0      155
UNITED TECHNOLOGIES CORP       COM              913017109      465     6070 SH       SOLE                     1310        0     4760
WALGREEN CO                    COM              931422109     2580    67760 SH       SOLE                    53705        0    14055
WELLS FARGO & CO NEW           COM              949746101     5111   169291 SH       SOLE                   163351        0     6250
WRIGLEY WM JR CO               COM              982526105     7591   129648 SH       SOLE                   128547        0     1311
ZIMMER HLDGS INC               COM              98956P102      992    15000 SH       SOLE                        0        0    15000